Cover	Jan. 05, 2022
Cover [Abstract]
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 05, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	333-227420
Entity Tax Identification Number	13-4362274
Entity Address Address Line 1	44 Seabro Avenue
Entity Address City Or Town	Amityville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11701
City Area Code	631
Local Phone Number	464-4050